Segment Information and Significant Customers	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Segment Reporting [Abstract]
SEGMENT INFORMATION AND SIGNIFICANT CUSTOMERS

NOTE 15: SEGMENT INFORMATION AND SIGNIFICANT CUSTOMERS

Segment Information

We currently operate in one reportable segment, marketing technology solutions. Substantially all property and equipment is located at our offices in the United States, and a data center located in the United States. All sales for the three and six months ended June 30, 2018 and 2017 were in the United States and Canada.

Major Customers

We had 3 customers that in the aggregate accounted for 66% and 63% of accounts receivable as of June 30, 2018 and December 31, 2017, respectively, which includes transactions with related parties.

The Company had 2 customers that accounted for 67% and 49% of revenue for the three months ended June 30, 2018 and 2017, respectively, which includes transactions with related parties. The Company had 2 customers that accounted for 59% and 60% of revenue for the six months ended June 30, 2018 and 2017, respectively.

For the three and six months ended June 30, 2018, the Company had sales with a related party entity that is approximately 17.5% owned by a member of senior management. Sales to this related party were $618 and $1,035 for the three and six months ended June 30, 2018. Sales to this related party were $1,368 and $1,477 for the three and six months ended June 30, 2017. Accounts receivable due from the related party was $2,650 and $3,017 at June 30, 2018 and December 31, 2017, respectively.

NOTE 15: SEGMENT INFORMATION AND SIGNIFICANT CUSTOMERS

Segment Information

We currently operate in one reportable segment, marketing technology solutions. Substantially all property and equipment is located at our offices in the United States. All sales for the years ended December 31, 2017 and 2016, were in the United States and Canada.

Major Customers

We had three and two customers that accounted for 63% and 71% of accounts receivable as of December 31, 2017 and 2016, respectively. We do not believe the loss of this customer will have a material adverse effect on our business. The Company had three customers that accounted for 56% and 56% of revenue for the years ended December 31, 2017 and 2016, respectively.

For the years ended December 31, 2017 and 2016, the Company had sales of $3,390 and $1,344, respectively, with a related party entity that is 22.5% owned by a member of senior management. Accounts receivable due from the related party was $3,017 and $543 at December 31, 2017 and 2016, respectively.